Note 14 - Administrative Expense - Components of Administrative Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Investor relations	$ 414	$ 751		$ 541
Audit fee	237	266		231
Advisory services fees	408	553		684
Listing fees	277	495		402
Directors fees Company	240	225		247
Directors fees Blanket Mine	31	52		40
Employee costs	3,030	2,917		2,781
Eersteling Gold Mine administration cost	17	212		142
Other office administration costs	691	697		444
Travel costs	292	297		399
	$ 5,637	$ 6,465	[1]	$ 5,911	[1]

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.